Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Related Party [Abstract]
Disclosure of detailed information about related parties outstanding balances
The balances as at December 31, 2019 and 2018 were as follows:

	December 31,	December 31,

	2019	2018

Payable De Beers Canada Inc. as the operator of the GK Mine*	$12,316	$1,430

Payable to De Beers Canada Inc. for interest on letters of credit	353	352

Payable to key management personnel	567	57
*included in accounts payable and accrued liabilities

Disclosure of transactions between related parties
The transactions for the years ended December 31, 2019 and 2018 were as follows:

	Year ended	Year ended

	December 31, 2019	December 31, 2018

The total of the transactions:

Kennady Diamonds	$-	$30

International Investment and Underwriting	50	99

Remuneration to key management personnel	2,467	2,917

Diamonds sold to De Beers Canada Inc.	12,582	2,028

Diamonds purchased from De Beers Canada Inc.	16,775	29,774

Finance costs incurred from De Beers Canada Inc.	701	705

Assets purchased from De Beers Canada Inc.	42	-

Management fee charged by the Operator of the GK Mine	4,153	4,153

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities
The remuneration expense of directors and other members of key management personnel for the years ended December 31, 2019 and 2018 were as follows:

	Year ended	Year ended

	December 31, 2019	December 31, 2018

Consulting fees, payroll, director fees, bonus and other short-term benefits	$1,903	$1,643

Share-based payments	614	1,324

	$2,517	$2,967